Sprott Junior Gold Miners ETF
Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.19%)
Diversified Metals & Mining (3.30%)
Aurelia Metals, Ltd.(a)	5,448,810	$1,402,100
Castile Resources Pty, Ltd.(a)(b)	286,344	29,846
K92 Mining, Inc.(b)	118,743	295,475
Total Diversified Metals & Mining		1,727,421

Gold Mining (92.92%)
Alacer Gold Corp.(b)	37,835	171,100
Aneka Tambang Tbk	47,546,500	1,905,505
Argonaut Gold, Inc.(b)	1,180,635	1,134,676
Centamin PLC	288,305	476,664
China Gold International Resources Corp., Ltd.(b)	2,167,807	1,695,807
Coeur Mining, Inc.(b)	44,588	185,486
Continental Gold, Inc.(b)	59,908	244,586
Dacian Gold, Ltd.(a)(b)	1,631,742	1,488,195
Dundee Precious Metals, Inc.(b)	573,651	2,243,746
Eldorado Gold Corp.(b)	334,840	2,906,229
Endeavour Mining Corp.(b)	38,717	683,623
Gold Road Resources, Ltd.(b)	256,160	241,969
Golden Star Resources, Ltd.(a)(b)	59,761	162,550
Guyana Goldfields, Inc.(a)(b)	143,931	40,212
Hengxing Gold Holding Co., Ltd.(c)	384,000	150,250
Highland Gold Mining, Ltd.	935,748	2,536,312
Lundin Gold, Inc.(b)	33,429	258,765
McEwen Mining, Inc.(a)	1,455,957	1,310,361
New Gold, Inc.(b)	233,032	178,821
Novo Resources Corp.(a)(b)	785,882	1,264,671
OceanaGold Corp.	1,410,780	2,060,070
Perseus Mining, Ltd.(b)	3,429,277	2,312,188
Petropavlovsk PLC(a)(b)	1,446,574	343,124
Premier Gold Mines, Ltd.(b)	131,223	121,227
Pretium Resources, Inc.(a)(b)	329,163	2,341,968
Ramelius Resources, Ltd.(a)	264,702	198,306
Regis Resources, Ltd.	100,148	262,923
Resolute Mining, Ltd.(a)(b)	253,759	168,617
Roxgold, Inc.(b)	2,432,779	1,558,719
Sabina Gold & Silver Corp.(a)(b)	1,424,580	1,411,579
Saracen Mineral Holdings, Ltd.(b)	1,647,758	4,046,831
Seabridge Gold, Inc.(a)(b)	15,516	152,522
SEMAFO, Inc.(b)	969,186	1,920,681
Silver Lake Resources, Ltd.(b)	2,725,039	2,849,234
SolGold PLC(a)(b)	709,844	155,268
SSR Mining, Inc.(b)	37,295	583,494
St Barbara, Ltd.	107,963	165,281
Teranga Gold Corp.(b)	431,804	2,226,175
Torex Gold Resources, Inc.(b)	181,101	2,398,939
Wesdome Gold Mines, Ltd.(b)	351,677	2,237,528
Westgold Resources, Ltd.(a)(b)	1,361,779	1,800,873
Total Gold Mining		48,595,075

Security Description	Shares	Value
Precious Metals & Minerals Mining (3.67%)
Osisko Mining, Inc.(a)(b)	921,368	$1,922,019

Silver Mining (0.30%)
Hochschild Mining PLC	77,271	158,220

TOTAL COMMON STOCKS
(Cost $59,681,044)		52,402,735

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.55%)
Money Market Fund (–%)(d)
State Street Institutional Treasury Plus Money Market Fund
(Cost $610)	1.52%	610	610

Investments Purchased with Collateral from Securities Loaned (4.55%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $2,377,057)		2,377,057	2,377,057
TOTAL SHORT TERM INVESTMENTS
(Cost $2,377,667)			2,377,667

TOTAL INVESTMENTS (104.74%)
(Cost $62,058,711)			$54,780,402
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.74%)			(2,476,971)
NET ASSETS - 100.00%			$52,303,431

(a)	Security, or a portion of the security position is currently on loan. As of February 29, 2020 the total market value of securities on loan is $3,881,679. The loaned securities were secured with cash collateral of $2,377,057 and non-cash collateral with the value of $2,367,174. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 29, 2020, the market value of those securities was $150,250 representing 0.29% of net assets.
(d)	Less than .005%.

See Notes to Quarterly Schedule of Investments.

Sprott Gold Miners ETF
Schedule of Investments

As of February 29, 2020 (Unaudited)

Security Description		Shares	Value
COMMON STOCKS (100.07%)
Gold Mining (92.35%)
Agnico Eagle Mines, Ltd.		213,209	$10,116,805
Alacer Gold Corp.(a)		1,617,326	7,313,965
Alamos Gold, Inc., Class A		1,172,240	6,820,782
AngloGold Ashanti, Ltd., Sponsored ADR		79,111	1,380,487
B2Gold Corp.		1,754,505	7,006,256
Barrick Gold Corp.		1,197,585	22,840,884
Centerra Gold, Inc.(a)		161,322	1,019,192
Coeur Mining, Inc.(a)		195,225	812,136
Eldorado Gold Corp.(a)		1,056,126	9,166,599
Endeavour Mining Corp.(a)		61,647	1,088,496
Franco-Nevada Corp.		140,940	15,130,903
Gold Fields, Ltd., Sponsored ADR		176,386	1,045,969
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)(b)		335,142	1,139,483
IAMGOLD Corp.(a)		2,722,094	7,746,991
Kinross Gold Corp.(a)		219,718	1,104,933
Kirkland Lake Gold, Ltd.		265,619	8,566,695
New Gold, Inc.(a)		658,643	505,422
Newmont Corp.		545,783	24,358,295
Novagold Resources, Inc.(a)(b)		132,372	1,050,297
OceanaGold Corp.		668,066	975,533
Osisko Gold Royalties, Ltd.(b)		117,133	962,546
Pretium Resources, Inc.(a)(b)		1,084,385	7,715,311
Royal Gold, Inc.(b)		74,317	7,169,361
Sandstorm Gold, Ltd.(a)(b)		1,108,184	6,472,835
SEMAFO, Inc.(a)		325,895	645,841
SSR Mining, Inc.(a)		65,753	1,028,730
Torex Gold Resources, Inc.(a)		501,432	6,642,176
Yamana Gold, Inc.(b)		276,739	1,078,298
Total Gold Mining			160,905,221

Silver Mining (7.72%)
Hecla Mining Co.		2,451,341	6,471,540
Wheaton Precious Metals Corp.		245,401	6,978,548
Total Silver Mining			13,450,088

TOTAL COMMON STOCKS
(Cost $162,753,224)			174,355,309

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.06%)
Money Market Fund (–%)(c)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,443)	1.52%	1,443	$1,443

Investments Purchased with Collateral from Securities Loaned (1.06%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61%
(Cost $1,844,467)		1,844,467	1,844,467
TOTAL SHORT TERM INVESTMENTS
(Cost $1,845,910)			1,845,910

TOTAL INVESTMENTS (101.13%)
(Cost $164,599,134)			$176,201,219
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.13%)			(1,972,205)
NET ASSETS - 100.00%			$174,229,014

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. As of February 29, 2020 the total market value of securities on loan is $7,911,360. The loaned securities were secured with cash collateral of $1,844,467 and non-cash collateral with the value of $6,877,162. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Less than .005%.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

February 29, 2020 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at February 29, 2020:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$174,355,309	$–	$–	$174,355,309
Short Term Investments	1,845,910	–	–	1,845,910
Total	$176,201,219	$–	$–	$176,201,219

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Gold Mining	$47,106,880	$1,488,195	$–	$48,595,075
Other	3,807,660	–	–	3,807,660
Short Term Investments	2,377,667	–	–	2,377,667
Total	$53,292,207	$1,488,195	$–	$54,780,402

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the period ended February 29, 2020.